Stockholders Equity (Deficit) - Common and Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity (Deficit) - Common and Preferred Shares [Abstract]
Stockholders' Equity (Deficit) - Common and Preferred Shares
5. Stockholders’ Equity (Deficit), Common and Preferred Shares
     The Company had 300,000,000 shares of common stock authorized as of September 30, 2011 and December 31, 2010. As of September 30, 2011, the Company had approximately 14,771,000 shares of common stock issued and outstanding.
     In July 2010, the Company entered into an “at the market” (ATM) equity offering sales agreement with MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as its sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. The Company has paid MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. During the nine months ended September 30, 2011, the Company sold approximately 7,707,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $17,019,000. In October 2011 the Company sold approximately 86,000 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $128,000. Under the Company’s current prospectus supplement to Form S-3 dated July 8, 2011, there remains approximately $3,700 in net proceeds available to be sold under the ATM arrangement. No assurance can be given that the Company will sell any additional shares under the ATM sales agreement, or, if it does, as to the price or amount of shares that it will sell, or the dates on which any such sales will take place.
Reverse Stock Split
     In February 2011, the Company’s board of directors voted unanimously to implement a 1:20 reverse stock split of the Company’s common stock, following authorization of the reverse split by a shareholder vote on December 21, 2010. The reverse split became effective on February 22, 2011. All of the share and per share values discussed and shown in the consolidated financial statements prior to this date have been adjusted to reflect the effect of this reverse stock split.
Warrant Exchange Agreements
     On January 18, 2011, OXiGENE entered into separate Warrant Exchange Agreements (Private Placement Warrant Exchange) with each of the holders of Series A and Series C warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants were not exercisable for nine months, had an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and did not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue, in exchange for the Series E Warrants, up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. The initial closing occurred on January 20, 2011, and the subsequent closing took place on March 21, 2011, following a stockholder meeting on March 18, 2011. As a result, there were no Series A, Series C or Series E warrants outstanding as of the subsequent closing date nor for any period thereafter. Similar to the Series A and Series C warrants, the Series E Warrants were classified as a liability during the period that they were outstanding.
     In connection with the warrant exchange, the Company also amended its Stockholder Rights Agreement with American Stock Transfer & Trust Company, LLC, dated as of March 24, 2005, as amended as of October 1, 2008, October 14, 2009 and March 10, 2010, to provide that the provisions of the Stockholder Rights Agreement shall not apply to the transactions contemplated by the Warrant Exchange Agreements.
     The following table summarizes the number of shares of common stock of the Company issued and the proceeds received during the nine month period ended September 30, 2011:

Shares Issued in Connection with:	Shares Issued	Net Proceeds
	(in thousands)
Director fees	8	$—

ATM	7,707	17,019

Private Placement Warrant Exchange	1,554	—

Other	1	—

Totals	9,270	$17,019

     Share issuances to our directors under the Director Compensation policy are described below. The shares issued in connection with the Private Placement Warrant Exchange during the nine month period ended September 30, 2011 relate to the Warrant Exchange Agreements described above.
Warrants, Options, Non-Vested Stock, 2009 ESPP and Director Compensation Policy
Warrants
     The following is a summary of the Company’s warrant-related derivative liability activity for the nine months ended September 30, 2011 (in thousands):

(In thousands)
Derivative liability outstanding at December 31, 2010	$7,611
Impact of warrant exchange agreements	(6,071)
CEFF warrants — amounts reclassified to equity	(3)
Net decrease in fair value of all warrants	(1,528)

Derivative liability outstanding at September 30, 2011	$9

     The table below summarizes the value of the warrant-related derivative liabilities recorded on the Company’s balance sheet (in thousands):

	As of September 30,	As of December 31,
	2011	2010
Warrants Issued in Connection with:	Long-term	Long-term
Committed Equity Financing Facility	$—	$6

Direct Registration Series I Warrants	9	107

Private Placement Series A Warrants	—	4,143

Private Placement Series C Warrants	—	3,355

Total derivative liability	$9	$7,611

     The gain (loss) from the change in fair value of warrants and other financial instruments for the three and nine month periods ended September 30, 2011 and September 30, 2010 is summarized below (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Committed Equity Financing Facility Warrants	$—	$5	$3	$95

Direct Registration Warrants	40	99	99	2,077

Excess of value of the Private Placement Warrants at issuance over the net proceeds of the offering	—	—	—	(4,433)

Gain recognized in connection with warrant exchange agreements	—	—	690

Private Placement Warrants	—	(9,997)	1,427	(4,726)

Total gain (loss) on change in fair market value of derivatives	$40	$(9,893)	$2,219	$(6,987)

     The following is a summary of the Company’s outstanding common stock warrants as of September 30, 2011 and December 31, 2010:

			Number of Warrants outstanding as of:
			(in thousands)
		Weighted Average
Warrants Issued in Connection with:	Date of Issue	Exercise Price	September 30, 2011	December 31, 2010
Committed Equity Financing Facility	February 19, 2008	$54.80	13	13

Direct Registration Series I Warrants	July 20, 2009	$42.00	141	141

Private Placement Series A Warrants	March 11, 2010	$5.60	—	1,536

Private Placement Series C Warrants	March 11, 2010	$5.60	—	1,229

Total Warrants outstanding			154	2,919

     Note that as of December 31, 2010, the Committed Equity Financing Facility warrants were accounted for as a liability. Effective with the Warrant Exchange described above, these warrants have been reclassified as equity.
Private Issuance of Public Equity “PIPE” Warrants
     On March 11, 2010, the Company completed a definitive agreement with certain institutional investors to sell shares of its common stock and four separate series of warrants to purchase common stock in a private placement. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and excluding the subsequent exercises of the warrants.
     The four separate series of warrants consisted of the following:
     (A) Series A Warrants to initially purchase 328,947 shares of common stock, which were exercisable immediately after issuance, had a 5-year term and had an initial per share exercise price of $30.40;
     (B) Series B Warrants to initially purchase 328,947 shares of common stock, which were initially exercisable at a per share exercise price of $22.80, on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approved the issuance of shares in the transaction, and expired on the later of three months from the effective date of the resale registration statement covering such shares and seven months from the closing date. These warrants expired on October 12, 2010;
     (C) Series C Warrants to initially purchase 328,947 shares of common stock, and which would be exercisable upon the exercise of the Series B Warrants and on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approved the issuance of shares in the transaction, would expire five years after the date on which they become exercisable, and had an initial per share exercise price of $22.80; and
     (D) Series D Warrants to purchase shares of common stock. The Series D Warrants were not immediately exercisable. The Company registered for resale 337,757 shares of common stock issuable upon exercise of the Series D Warrants pursuant to an agreement with the warrant holders. All of the Series D Warrants were exercised by November 4, 2010 and there are no Series D Warrants outstanding after that date.
     The Series A, B and C warrants listed above contained full ratchet anti-dilution features based on the price and terms of any financings completed after March 11, 2010 as described in the warrant agreements. All of the warrants listed above contained a cashless exercise feature as described in the warrant agreements.
     The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series A, B, and C warrants qualify for treatment as liabilities due to provisions of the related warrant agreements that call for the number of warrants and their exercise price to be adjusted in the event that the Company issues additional shares of common stock, options or convertible instruments at a price that is less than the initial exercise price of the warrants. The Company also determined that, in accordance with ASC 815, Derivatives and Hedging, the Series D Warrants meet the definition of a derivative. The issuance date fair market value of the Series A, B, C and D warrants of $11,868,000 was recorded as a liability. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the net proceeds received was recorded as a charge to earnings and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations. Changes in the fair market value from the date of issuance to the exercise date and reporting date, until exercised or cancelled will be recorded as a gain or loss in the statement of operations.
     As of December 31, 2010, all Series B and D warrants had either been exercised or expired.
     On January 18, 2011, OXiGENE entered into separate Warrant Exchange Agreements with each of the holders of Series A and Series C warrants to purchase shares of common stock, issued in March 2010, pursuant to which, at the initial closing, the warrant holders exchanged their outstanding Series A and Series C warrants having “ratchet” price-based anti-dilution protections for (A) an aggregate of 1,096,933 shares of common stock and (B) Series E Warrants to purchase an aggregate of 1,222,623 shares of common stock. The Series E Warrants were not exercisable for six months, had an exercise price of $4.60 per share (reflecting the market value of the shares of common stock as of the close of trading on January 18, 2011, prior to the entry into the Warrant Exchange Agreements), and did not contain any price-based anti-dilution protections. In addition, the Company agreed to seek shareholder approval to issue, in exchange for the Series E Warrants, up to 457,544 additional shares of common stock to the warrant holders in a subsequent closing. The Series E Warrants were accounted for as a liability from the date of issuance to the date of exchange, all of which occurred during the first quarter of fiscal 2011. The initial closing occurred on January 20, 2011, and the subsequent closing took place on March 21, 2011, following the stockholder meeting on March 18, 2011. The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series E warrants qualify for treatment as a liability during the period that they were outstanding due to provisions of the related warrant agreement that allow for the warrants to be net settled in shares of the Company’s common stock under certain circumstances as described in the agreement. There were no Series A, Series C or Series E warrants outstanding as of September 30, 2011.
     On January 20, 2011, the date of the initial closing of the Warrant Exchange Agreements, the Company marked the existing Series A and C warrants to market at a combined fair value of $6,633,000. These warrants were exchanged for Series E warrants, valued at $1,555,000, and shares of common stock valued at $4,388,000. The difference between these items was recorded as a gain on the transaction of $690,000. On the date of the subsequent closing, the fair value of the Series E warrants was equal to the value of the 457,544 shares of common stock issued in the exchange, and therefore there was no gain or loss on the transaction.
     The table below summarizes the factors used to determine the value of the Series A and C warrants outstanding during the nine month period ended September 30, 2011. The Company established the fair value of the Series A and C warrants using the Black-Scholes option valuation model:

	Warrant Valuation on date
	of Warrant Exchange
	January 19, 2011		Total Fair Market
	Series A	Series C	Value
Stock Price	$4.32	$4.32
Exercise Price	$5.60	$5.60
Contractual life (in Years)	4.1 years	4.5 years
Expected volatility	82%	79%
Risk-free interest rate	1.53%	1.68%

Fair market value (in thousands)	$3,663	$2,970	$6,633

	Warrant Valuation as of
	December 31, 2010		Total Fair Market
	Series A	Series C	Value
Stock Price	$4.60	$4.60
Exercise Price	$5.60	$5.60
Contractual life (in Years)	4.2 years	4.5 years
Expected volatility	81%	80%
Risk-free interest rate	2.01%	2.01%

Fair market value (in thousands)	$4,143	$3,355	$7,498
     Management determined the fair value of the Series E Warrants on the date of the initial closing to be $1,555,000. This fair value was estimated based upon the $4.00 per share fair value of the 457,544 shares of common stock expected to be exchanged for the Series E Warrants upon shareholder approval adjusted for a 15% discount for lack of marketability which existed until the expected shareholder vote. Management determined the fair value of the Series E warrants on the date of the subsequent closing to be $993,000. This fair value was estimated based upon the $2.17 per share fair value of the 457,544 shares of common stock exchanged for the Series E Warrants.
Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited
     In February 2008, OXiGENE entered into a Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited (“Kingsbridge”), which was subsequently amended in February 2010 to increase the commitment period, increase the draw down discount price and increase the maximum draw period. Effective October 14, 2011, the CEFF was terminated by the Company pursuant to the terms of the common stock purchase agreement with Kingsbridge.
     Under the terms of the amended CEFF, Kingsbridge committed to purchase, subject to certain conditions, up to 285,401 shares of the Company’s common stock during the period ending May 15, 2012. While the CEFF was effective, OXiGENE was able to draw down in tranches at discounts as described in detail in the common stock purchase agreement. In connection with the CEFF, the Company issued a warrant to Kingsbridge to purchase 12,500 shares of its common stock at a price of $54.80 per share exercisable beginning six months after February 19, 2008 and for a period of five years thereafter. As of September 30, 2011, there were a total of 253,671 shares available for sale under the CEFF, which has since been terminated.
     Due to the initially indeterminate number of shares of common stock underlying the warrants issued in connection with the Company’s private placement on March 11, 2010, OXiGENE concluded that the CEFF warrants should be recorded as a liability effective with the date of the private placement. The fair value of the warrants on this date was reclassified from equity to derivative liabilities. Changes in the fair market value from the date of the private placement to the reporting date were recorded as a gain or loss in “Change in fair value of warrants and other financial instruments” in the Statement of Operations. Effective with the warrant exchange agreements executed in January 2011 in connection with the March 2010 private placement as described above, the number of shares underlying the warrants issued in connection with the Company’s private placement was no longer indeterminable, and the CEFF warrants were reclassified to equity. The Company revalued these warrants on the effective date of the exchange and recorded the gain in the Statement of Operations. The Company established the fair value of the CEFF warrants using the Black-Scholes option valuation model as reflected in the table below:

	Warrant Valuation as of:
	Date of Warrant
	Exchange
	January 19, 2011	December 31, 2010
Stock Price	$4.32	$4.60
Exercise Price	$54.80	$54.80
Contractual life (in Years)	2.6 years	2.6 years
Expected volatility	87%	96%
Risk-free interest rate	0.82%	1.02%

Fair market value (in thousands)	$3	$6
Direct Registration Warrants
     On July 20, 2009, OXiGENE raised approximately $10,000,000 in gross proceeds, before deducting placement agents’ fees and other offering expenses, in a registered direct offering (the “Offering”) relating to the sale of 312,500 units, each unit consisting of (i) one share of common stock, (ii) a five-year warrant (“Direct Registration Series I”) to purchase 0.45 shares of common stock at an exercise price of $42.00 per share of common stock and (iii) a short-term warrant (“Direct Registration Series II”) to purchase 0.45 shares of common stock at an exercise price of $32.00 per share of common stock (the “Units”). The short-term warrants expired on September 24, 2010 consistent with the terms of the warrant, without being exercised.
     OXiGENE determined that the Direct Registration Series I warrants should be classified as a liability as they require delivery of registered shares of common stock and thus could require net-cash settlement in certain circumstances. Accordingly, these warrants were recorded as a liability at their fair value as of the date of their issuance and are revalued at each subsequent reporting date.
     The fair value of the direct registration warrants was determined using the Black-Scholes option valuation model applying the following assumptions:

	Series I Warrant Valuation as of:
	September 30, 2011	December 31, 2010
	Series I	Series I
Stock Price	$1.01	$4.60
Exercise Price	$42.00	$42.00
Contractual life (in Years)	2.8 years	3.6 years
Expected volatility	108%	86%
Risk-free interest rate	0.42%	1.02%

Fair market value (in thousands)	$9	$107

Options
     The Company’s 2005 Stock Plan as amended at the 2011 Annual Meeting of Stockholders in October 2011 (the “2005 Plan”) provides for the award of options, restricted stock and stock appreciation rights to acquire up to 2,500,000 shares of the Company’s common stock in the aggregate. This number includes shares of its common stock, if any, that were subject to awards under the Company’s 1996 Stock Incentive Plan (the “1996 Plan”) as of the date of adoption of the 2005 Plan but which were returned or will be returned to the 2005 Plan upon the cancellation, surrender or termination of such award. Currently, the 2005 Plan allows for awards of up to 200,000 shares that may be granted to any one participant in any fiscal year. For options subject to graded vesting, the Company elected the straight-line method of expensing these awards over the service period.
     The following is a summary of the Company’s stock option activity under its 1996 Plan and 2005 Plan for the nine-month period ended September 30, 2011:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Life	Value
	(In thousands)		(Years)	(In thousands)
Options outstanding at December 31, 2010	326	$28.49
Granted	17	$1.14
Exercised	—
Forfeited and expired	(78)	$19.98

Options outstanding at September 30, 2011	265	$29.22	6.77

Options exercisable at September 30, 2011	154	$35.63	5.51

Options vested or expected to vest at September 30, 2011	222	$31.09	6.42
     During the nine months ended September 30, 2011, approximately 7,800 options expired. As of September 30, 2011, there was approximately $449,000 of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of 2.15 years.
     A total of 17,000 stock options were granted during the nine month period ended September 30, 2011 and 257,000 stock options were granted during the nine month period ended September 30, 2010.
     The following stock options were granted during the three and nine month periods ended September 30, 2011 and September 30, 2010:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Options Granted (In thousands)	17	83	17	257

Weighted average fair value	$0.79	$0.11	$0.79	$0.81
     The fair values for the stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions for the three and nine month periods ended September 30, 2011 and 2010:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Weighted Average Assumptions
Risk-free interest rate	0.85%	0.50%	0.85%	1.83%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	90%	74%	90%	70%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Restricted Stock
     The Company recorded expense of $0 and approximately $11,000 during the three month periods ended September 30, 2011 and September 30, 2010, respectively, related to restricted stock awards granted in June 2007. The Company recorded expense of approximately $19,000 and $71,000 during the nine month periods ended September 30, 2011 and September 30, 2010, respectively. The restricted stock awards were valued based on the closing price of the Company’s common stock on their respective grant dates. Compensation expense has been recognized on a straight-line basis over the 4 year vesting period of the awards.
Employee Stock Purchase Plan (2009 ESPP)
     Under the 2009 Employee Stock Purchase Plan (the “2009 ESPP”), employees have the option to purchase shares of the Company’s common stock at 85% of the closing price on the first day of each purchase period or the last day of each purchase period (as defined in the 2009 ESPP), whichever is lower, up to specified limits. Eligible employees are given the option to purchase shares of the Company’s common stock, on a tax-favored basis, through regular payroll deductions in compliance with Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). Currently, an aggregate of 125,000 shares of common stock may be issued under the 2009 ESPP, subject to adjustment each year pursuant to the terms of the 2009 ESPP. The Company recorded expense relating to the 2009 ESPP for the three month periods ended September 30, 2011 and September 30, 2010 of approximately $0 and $3,000, respectively. The Company recorded expense relating to the 2009 ESPP for the nine month periods ended September 30, 2011 and September 30, 2010 of approximately $1,000 and $6,000, respectively. Pursuant to the 2009 ESPP provisions, each year beginning in 2010 there will be an annual increase in the number of shares available for issuance under the ESPP on the first day of the new year in an amount equal to the lesser of: 25,000 shares or 5% of the shares of Common Stock outstanding on the last day of the preceding fiscal year.
Director Compensation Policy
     In December 2009, the board of directors approved a policy which established compensation to be paid to non- employee directors of the Company, to provide an inducement to obtain and retain the services of qualified persons to serve as members of the board of directors. In September 2011, the board of directors approved an amendment and restatement of the policy (the “Amended and Restated Director Compensation Policy”). The Amended and Restated Director Compensation Policy provides for annual compensation of $80,000 in cash/equity value to each non-employee director payable in two payments of $40,000 in cash/equity value, on January 2 and July 1. Each non-employee director may elect to receive such compensation in a combination of fully vested options and/or stock and up to 50% in cash. Prior to the September 2011 amendment, each of the Company’s non-employee directors were granted 1,250 fully vested shares of common stock on both January 2 and July 1 of each year they were a director. The Company recorded expense for the three month periods ended September 30, 2011 and September 30, 2010, of $13,000 and $29,000, respectively, for these shares. The Company recorded expense of approximately $48,000 and $229,000 during the nine month periods ended September 30, 2011 and September 30, 2010, respectively, for these shares.

5. Stockholder’s (Deficit) Equity — Common and Preferred Shares
     The Company had 300,000,000 and 150,000,000 shares of common stock authorized as of December 31, 2010 and December 31, 2009, respectively. As of December 31, 2010, the Company had 5,500,600 shares of common stock issued and outstanding.
     On March 11, 2010, the Company completed a private placement of common stock with certain institutional investors to sell 328,947 shares of OXiGENE common stock and four separate series of warrants to purchase common stock. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and assuming no exercise of the warrants. On the date of issuance, these warrants were initially valued at $11,868,000. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the proceeds received was recorded as a charge to earnings in the first quarter of 2010 and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations.
     On July 21, 2010, the Company entered into an “at the market” (ATM) equity offering sales agreement with McNicoll, Lewis & Vlak LLC, or MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. MLV uses its commercially reasonable efforts to sell the Company’s common stock from time to time, based upon instructions from the Company (including any price, time or size limits the Company may impose). The Company pays MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. The Company has also provided MLV with customary indemnification rights. During the year ended December 31, 2010, the Company sold 664,150 shares of common stock pursuant to the ATM sales agreement resulting in net proceeds to the Company of approximately $3,806,000. As of December 31, 2010, there were 48,350 shares remaining available for sale under the ATM, based on the number of shares registered to be sold. In January 2011, OXiGENE sold the remaining 48,350 shares resulting in net proceeds to the Company of approximately $180,000. On January 31, 2011, the Company filed a prospectus supplement pursuant to which it may issue and sell additional shares of its common stock having an aggregate offering price of up to $4,790,000 under the ATM.
     Warrants, Options, Non-Vested Stock, 2009 ESPP and Director Compensation Policy
     Warrants
     The following is a summary of the Company’s Derivative liability activity for the year ended December 31, 2010 (in 000’s):

Derivative liability outstanding at December 31, 2009	$2,200
Private placement warrants— fair value at issuance	11,868
CEFF warrants— amounts reclassified to derivative liability based upon the fair value at the issuance date of the Private placement warrants	103
Net increase in fair value of all warrants	1,085
Amount reclassified to equity based upon the fair value at the date of exercise of warrants	(7,645)

Derivative liability outstanding at December 31, 2010	$7,611

     The table below summarizes the value (in thousands) of the warrant-related liabilities recorded on the Company’s balance sheet.

	As of December 31,		As of December 31,
	2010		2009
Warrants Issued in Connection with:	Current	Long-term	Current	Long-term
Committed Equity Financing Facility		$6		$—
Direct Registration Series I Warrants		107		1,350
Direct Registration Series II Warrants	—		850
PIPE Series A Warrants		4,143		—
PIPE Series C Warrants		3,355		—

Total derivative liability	$—	$7,611	$850	$1,350

     The (loss) gain from the change in fair value of warrants and other financial instruments for the years ended December 31, 2010, 2009 and 2008 is summarized below (in thousands).

	2010	2009	2008
Symphony Additional Investment Shares	$—	$416	$3,312
Committed Equity Financing Facility Warrants	96	(105)	23
Direct Registration Warrants	2,093	1,855	—
Excess of value of the Private Placement Warrants at issuance over the net proceeds of the offering	(4,933)	—	—
Private Placement Warrants	(3,274)	—	—

Total (loss) gain on change in fair market value of derivatives	$(6,018)	$2,166	$3,335

     The following is a summary of the Company’s outstanding common stock warrants as of December 31, 2010 and 2009:

		Weighted
		Average	Number of Warrants Outstanding as of:
Warrants Issued in Connection with:	Date of Issue	Exercise Price	December 31, 2010	December 31, 2009
			(In thousands)
Committed Equity Financing Facility	February 19, 2008	$54.80	13	13
Direct Registration Series I Warrants	July 20, 2009	$42.00	141	141
Direct Registration Series II Warrants	July 20, 2009	$32.00	—	141
Private Placement Series A Warrants	March 11, 2010	$5.60	1,536	—
Private Placement Series C Warrants	March 11, 2010	$5.60	1,229	—

Total Warrants outstanding			2,919	295

     On March 11, 2010, the Company completed a definitive agreement with certain institutional investors to sell shares of its Common stock and four separate series of warrants to purchase Common stock in a private placement. Gross proceeds of the financing were approximately $7,500,000, before deducting placement agent fees and estimated offering expenses, and excluding the subsequent exercises of the warrants.
     The four separate series of warrants consisted of the following:
     (A) Series A Warrants to initially purchase 328,947 shares of common stock, which were exercisable immediately after issuance, had a 5-year term and had an initial per share exercise price of $30.40;
     (B) Series B Warrants to initially purchase 328,947 shares of common stock, which were initially exercisable at a per share exercise price of $22.80, on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approve the issuance of shares in the transaction, and expired on the later of three months from the effective date of the resale registration statement covering such shares and seven months from the closing date. These warrants expired on October 12, 2010;
     (C) Series C Warrants to initially purchase 328,947 shares of common stock, and which would be exercisable upon the exercise of the Series B Warrants and on the earlier of the six month anniversary of the closing date or the date on which the Company’s stockholders approve the issuance of shares in the transaction, would expire five years after the date on which they become exercisable, and had an initial per share exercise price of $22.80; and
     (D) Series D Warrants to purchase shares of common stock. The Series D Warrants were not immediately exercisable. The Company registered for resale 337,757 shares of common stock issuable upon exercise of the Series D Warrants pursuant to an agreement with the warrant holders. All of the Series D Warrants were exercised by November 4, 2010 and there are no Series D Warrants outstanding after that date.
     The Series A, B and C warrants listed above contained full ratchet anti-dilution features based on the price and terms of any financings completed after March 11, 2010 as described in the warrant agreements. As set forth in the table below, the number of shares issuable upon exercise of the Series A, B and C Warrants has increased substantially and the per share exercise price has decreased substantially, as a result of the operation of these features. The final number of shares of common stock issuable upon exercise of the Series D Warrants was determined following two pricing periods, each of no less than seven trading days and no more than thirty trading days, as determined individually by each holder of Series D Warrants. The first of these pricing periods occurred from July 1, 2010 to August 11, 2010. The second of these pricing periods occurred from September 11, 2010 to October 22, 2010. The series D Warrants provided that if during the applicable pricing period, the arithmetic average of the seven lowest closing bid prices of the common stock (as reported on the NASDAQ Stock Market) was less than the purchase price in the offering ($22.80), each holder’s Series D Warrants shall become exercisable for an additional number of shares pursuant to a formula set forth in the Purchase Agreement. Since the arithmetic average of such prices was below $22.80 per share during the applicable pricing periods, the number of shares issuable upon exercise of the Series D Warrants has increased substantially as set forth in the table below. All of the warrants listed above contained a cashless exercise feature as described in the warrant agreements.
     The following is a summary of the adjusted number of warrants from the original amounts issued for each of the series of warrants during the year ended December 31, 2010 as a result of the operation of the full ratchet anti-dilution provisions of such warrants (in thousands, except for the Adjusted Exercise Price):

	Original
	Number of	Adjusted	Adjusted
	Warrants	Number of	Exercise
Warrant Series:	Issued	Warrants	Price
Series A Warrants	329	1,786	$5.60
Series B Warrants	329	1,339	$5.60
Series C Warrants	329	1,339	$5.60
Series D Warrants	338	1,028	$0.02

Total	1,325	5,492

     The Company determined that in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity, the Series A, B, and C warrants qualify for treatment as liabilities due to provisions of the related warrant agreements that call for the number of warrants and their exercise price to be adjusted in the event that the Company issues additional shares of common stock, options or convertible instruments at a price that is less than the initial exercise price of the warrants. The Company also determined that, in accordance with ASC 815, Derivatives and Hedging, the Series D Warrants meet the definition of a derivative. The issuance date fair market value of the Series A, B, C and D warrants of $11,868,000 was recorded as a liability. The approximately $4,933,000 excess of the fair value of the liability recorded for these warrants over the net proceeds received was recorded as a charge to earnings and is included in “Change in fair value of warrants and other financial instruments” within the Statement of Operations. During the quarter ended December 31, 2010, approximately $500,000 of the total issuance costs of $877,000 associated with the March 2010 private placement was allocated to the warrants and is included within this $4,933,000 charge. These allocated issuance costs were initially recorded as a charge against additional paid-in-capital during the quarter ended March 31, 2010. Changes in the fair market value from the date of issuance to the exercise date and reporting date, until exercised or cancelled will be recorded as a gain or loss in the statement of operations.
     The following is a summary of the warrants exercised during the year ended December 31, 2010 and the fair value of those warrants. The Company established the fair value at each exercise date of the Series A and B warrants using the Black-Scholes option valuation model and the fair value at each exercise date of the Series D warrants using the Binomial option valuation model (in thousands):

	Summary of the Valuation of Warrants Exercised as of
	December 31, 2010
	Series A	Series B	Series C	Series D	Total
Warrants exercised	250	1,229	—	1,028	2,507
Fair market value at exercise date	$811	$1,257	$—	$5,577	$7,645

Number of shares Issued for Warrants Exercised	70	253	—	1,024	1,347
     The Company reduced the respective derivative liability for the fair market value of the warrants exercised with the offset being recorded as an increase to Additional paid-in capital.
     The table below summarizes the factors used to determine the value of warrants outstanding as of December 31, 2010 and March 11, 2010, the date of issuance of the warrants. The Company established the fair value of the Series A, B and C warrants using the Black-Scholes option valuation model and the fair value of the Series D warrants using the Binomial option valuation model applying the following assumptions:

	Warrant Valuation as of				Total Fair
	December 31, 2010				Market
	Series A	Series B	Series C	Series D	Value
Stock Price	$4.60		$4.60
Exercise Price	$5.60		$5.60
Contractual life (in Years)	4.2 years		4.5 years
Expected volatility	81%		80%
Risk-free interest rate	2.01%		2.01%
Fair market value (in thousands)	$4,143	$—	$3,355	$—	$7,498

	Warrant Valuation on Date of Issuance				Total Fair
	March 11, 2010				Market
	Series A	Series B	Series C	Series D	Value
Stock Price	$24.80	$24.80	$24.80	$24.80
Exercise Price	$30.40	$22.80	$22.80	$0.02
Contractual life (in Years)	5.0 years	0.6 years	5.3 years	0.3 years
Expected volatility	67%	60%	67%	62%
Risk-free interest rate	2.43%	0.22%	2.43%	0.22%
Fair market value (in thousands)	$4,331	$1,774	$4,930	$833	$11,868

     As of October 12, 2010, consistent with the terms of the Series B warrant agreements, the Series B warrants expired. As of October 22, 2010, consistent with the terms of the Series D warrant agreements, the Series D warrants expired. The effective arithmetic average of the seven lowest closing bid prices of the Company’s common stock resulting in the final number of adjusted Series D warrants was $5.52.
     See Note 13 for a discussion of the warrant exchange agreements that were executed in January 2011 relative to the remaining Series A and Series C warrants.
     In February 2008, OXiGENE entered into a Committed Equity Financing Facility (“CEFF”) with Kingsbridge Capital Limited (“Kingsbridge”), which was subsequently amended in February 2010 to increase the commitment period, increase the draw down discount price and increase the maximum draw period.
     Under the terms of the amended CEFF, Kingsbridge committed to purchase, subject to certain conditions, up to 285,401 shares of the Company’s common stock during the period which ends May 15, 2012. Under the CEFF, OXiGENE is able to draw down in tranches of the lesser of (i) $10,000,000 or (ii) a maximum of 3.75 percent of its closing market value at the time of the draw down or the alternative draw down amount calculated pursuant to the common stock purchase agreement, whichever is less, subject to certain conditions. The purchase price of these shares is discounted between 5 and 14 percent from the volume weighted average price of our common stock for each of the eight trading days following the election to sell shares. Kingsbridge is not obligated to purchase shares at prices below $0.75 per share or at a price below 85% of the closing share price of OXiGENE stock in the trading day immediately preceding the commencement of the draw down, whichever is higher. In connection with the CEFF, the Company issued a warrant to Kingsbridge to purchase 12,500 shares of its common stock at a price of $54.80 per share exercisable beginning six months after February 19, 2008 and for a period of five years thereafter. As of December 31, 2010, there remain a total of 253,671 shares available for sale under the CEFF.
     Due to the initially indeterminate number of shares of common stock underlying the warrants issued in connection with the Company’s private placement on March 11, 2010, OXiGENE concluded that the CEFF warrants should be recorded as a liability effective with the date of the private placement. The fair value of the warrants on this date was reclassified from equity to derivative liabilities. Changes in the fair market value from the date of the private placement to the reporting date were recorded as a gain or loss in “Change in fair value of warrants and other financial instruments” in the Statement of Operations. The Company established the fair value of the CEFF warrants using the Black-Scholes option valuation model as reflected in the table below:

		Warrant
		Valuation on
		Date of
	Warrant Valuation	Designation as a
	as of	Liability
	December 31, 2010	March 11, 2010
Stock Price	$4.60	$24.80
Exercise Price	$54.80	$54.80
Contractual life (in Years)	2.6 years	3.4 years
Expected volatility	96%	75%
Risk-free interest rate	1.02%	1.50%
Fair market value (in thousands)	$6	$103

     Direct Registration Warrants
     On July 20, 2009, OXiGENE raised approximately $10,000,000 in gross proceeds, before deducting placement agents’ fees and other offering expenses, in a registered direct offering (the “Offering”) relating to the sale of 312,500 units, each unit consisting of (i) one share of common stock, (ii) a five-year warrant (“Direct Registration Series I”) to purchase 0.45 shares of common stock at an exercise price of $42.00 per share of common stock and (iii) a short-term warrant (“Direct Registration Series II”) to purchase 0.45 shares of common stock at an exercise price of $32.00 per share of common stock (the “Units”). The short-term warrants were exercisable during a period beginning on the date of issuance until the later of (a) nine months from the date of issuance and (b) ten trading days after the earlier of (i) the public announcement of the outcome of the planned interim analysis by the Independent Data Safety Monitoring Committee of data from the Company’s Phase 2/3 pivotal clinical trial regarding ZYBRESTAT™ as a treatment for anaplastic thyroid cancer or (ii) the public announcement of the suspension, termination or abandonment of such trial for any reason. On September 12, 2010, the Company announced interim results from its anaplastic thyroid cancer study and therefore the short-term Direct Registration Series II warrants expired ten trading days later on September 24, 2010, without being exercised.
     The units were offered and sold pursuant to (i) a prospectus dated December 1, 2008 and (ii) a prospectus supplement dated July 15, 2009, pursuant to and forming a part of the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-155371). The net proceeds to the Company from the sale of the Units, after deducting the fees of the placement agents and other offering expenses, were approximately $9,029,000. OXiGENE determined that the Direct Registration Series I and II warrants should be classified as a liability as they require delivery of registered shares of common stock and thus could require net-cash settlement in certain circumstances. Accordingly, these warrants were recorded as a liability at their fair value as of the date of their issuance and are revalued at each subsequent reporting date.
     The fair value of the direct registration warrants was determined using the Black-Scholes option valuation model applying the following assumptions:

	Warrant Valuation as of		Total Fair
	December 31, 2010		Market
	Series I	Series II	Value
Stock Price	$4.60
Exercise Price	$42.00
Contractual life (in Years)	3.6 years
Expected volatility	86%
Risk-free interest rate	1.02%
Fair market value (in thousands)	$107	$—	$107

	Warrant Valuation as of		Total Fair
	December 31, 2009		Market
	Series I	Series II	Value
Stock Price	$22.80	$22.80
Exercise Price	$42.00	$32.00
Contractual life (in Years)	4.6 years	0.9 years
Expected volatility	69%	100%
Risk-free interest rate	2.60%	0.40%
Fair market value (in thousands)	$1,350	$850	$2,200

     Options
     The Company’s 2005 Stock Plan provides for the award of options, restricted stock and stock appreciation rights to acquire up to 375,000 shares of the Company’s common stock. This number includes shares of its common stock, if any, that were subject to awards under the Company’s 1996 Plan as of the date of adoption of the 2005 Plan but which became or will become unissued upon the cancellation, surrender or termination of such award. Currently, the 2005 Plan allows for awards of up to 37,500 shares that may be granted to any participant in any fiscal year. Options are granted with an exercise price equal to the fair market value of the Company’s common stock on the date of grant, generally vest over a period of two to four years and expire ten years from the date of grant. For options subject to graded vesting, the Company elected the straight-line method of expensing these awards over the service period.
     The following is a summary of the Company’s stock option activity under its 1996 Plan and 2005 Plan for the year ended December 31, 2010:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(Years)	(In thousands)
Options outstanding at December 31, 2009	95	$72.00	6.85
Granted	257	$16.20
Exercised	(1)	$15.07		$11
Forfeited and expired	(25)	$67.80

Options outstanding at December 31, 2010	326	$28.39	8.63

Option exercisable at December 31, 2010	93	$52.40	7.05
Options vested or expected to vest at December 31, 2010	233	$32.48	8.37
     During the year ended December 31, 2010, 9,800 options expired. As of December 31, 2010 there was approximately $10,146,000 of unrecognized compensation cost related to stock option awards that is expected to be recognized as expense over a weighted average period of 3.15 years.
     The following stock options were granted during the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Options Granted (In thousands)	257	73	18
Weighted average fair value	$0.45	$0.59	$0.89
     The fair values for the stock options granted were estimated at the date of grant using the Black Scholes option pricing model with the following weighted-average assumptions for the three years ended December 31, 2010, 2009 and 2008:

Weighted Average Assumptions	2010	2009	2008
Risk-free interest rate	1.83%	1.99%	2.13%
Expected life	4 years	5 years	5 years
Expected volatility	70%	58%	55%
Dividend yield	0.00%	0.00%	0.00%
     In calculating the estimated fair value of our stock options, the Company used the Black-Scholes option pricing model which requires the consideration of the following six variables for purposes of estimating fair value:
•	the stock option exercise price,

•	the expected term of the option,

•	the grant date price of OXiGENE’s common stock, which is issuable upon exercise of the option,

•	the expected volatility of OXiGENE’s common stock,

•	the expected dividends on OXiGENE’s common stock (the Company does not anticipate paying dividends in the foreseeable future), and

•	the risk free interest rate for the expected option term.
     Stock Option Exercise Price and Grant Date Price of OXiGENE’s common stock — The closing market price of its common stock on the date of grant.
     Expected Term — The expected term of options represents the period of time for which the options are expected to be outstanding and is based on an analysis of historical behavior of participants over time.
     Expected Volatility — The expected volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate during the term of the option granted. OXiGENE determines the expected volatility based on the historical volatility of its common stock over a period commensurate with the option’s expected term.
     Expected Dividends — Because OXiGENE has never declared or paid any cash dividends on any of its common stock and does not expect to do so in the foreseeable future, the Company uses an expected dividend yield of zero to calculate the grant date fair value of a stock option.
     Risk-Free Interest Rate — The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option’s expected term on the date of grant.
     The Company is required to estimate the level of award forfeitures expected to occur and record compensation expense only for those awards that are ultimately expected to vest. This requirement applies to all awards that are not yet vested, including awards granted prior to January 1, 2006. Accordingly, OXiGENE performed a historical analysis of option awards that were forfeited prior to vesting, and ultimately recorded total stock option expense that reflected this estimated forfeiture rate. In the Company’s calculation, it segregated participants into two distinct groups, (1) directors and officers and (2) employees, and OXiGENE’s estimated forfeiture rates were calculated at 25% and 50%, respectively using the straight line method. This analysis will be re-evaluated quarterly and the forfeiture rate will be adjusted as necessary.
     Non-Vested Restricted Stock
     As of December 31, 2010, the Company had 1,000 shares of non-vested restricted common stock outstanding, issued at a grant price of $81.80.
     The Company recorded expense of approximately $82,000, $242,000 and $393,000 related to outstanding restricted stock awards during the years ended December 31, 2010, 2009 and 2008, respectively. The 1,000 shares of unvested restricted common stock at December 31, 2010 will vest in June 2011. The restricted stock awards were valued based on the closing price of the Company’s common stock on their respective grant dates. Compensation expense is being recognized on a straight -line basis over the 4 year vesting period of the awards.
     Employee Stock Purchase Plan (2009 ESPP)
     In May 2009, the Company’s stockholders approved the 2009 Employee Stock Purchase Plan (the “2009 ESPP”). Under the 2009 ESPP, employees have the option to purchase shares of the Company’s common stock at 85% of the closing price on the first day of each purchase period or the last day of each purchase period (as defined in the 2009 ESPP), whichever is lower, up to specified limits. Eligible employees are given the option to purchase shares of the Company’s common stock, on a tax-favored basis, through regular payroll deductions in compliance with Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). Currently, an aggregate of 125,000 shares of common stock may be issued under the 2009 ESPP, subject to adjustment each year pursuant to the terms of the 2009 ESPP. The Company recorded expense relating to the 2009 ESPP for years ended December 31, 2010 and 2009 of $8,000 and $50,000, respectively. Pursuant to the 2009 ESPP provisions, each year beginning in 2010 there will be an annual increase in the number of shares available for issuance under the ESPP on the first day of the new year in an amount equal to the lesser of: 25,000 shares or 5% of the shares of Common stock outstanding on the last day of the preceding fiscal year.
     Director Compensation Policy
     In December 2009, the Board of Directors approved the amended and restated director compensation policy, effective as of January 1, 2010 which established compensation to be paid to non employee directors of the Company, to provide an inducement to obtain and retain the services of qualified persons to serve as members of the Company’s Board of Directors. Under this plan, the Company issued 180,000 shares as compensation for Board and committee service in 2009 to each member of the Board. Each of the Company’s non-employee Directors was also granted 500 fully vested shares of common stock on January 2, 2010 as additional compensation for services previously rendered to the Company during 2009, and 1,250 fully vested shares of common stock on each of January 2, 2010 and July 1, 2010 as compensation for services rendered in 2010. The Company recorded expense for the years ended December 31, 2010 and 2009, of $257,000 and $321,000, respectively for these shares.